THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
Lincoln Life Variable Annuity Account N

Lincoln Investor Advantage® Variable Annuity
Lincoln Investor Advantage® Fee-Based Variable Annuity
Lincoln Investor Advantage® Advisory Variable Annuity
Lincoln Investor Advantage® RIA Class Variable Annuity

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
Lincoln New York Account N for Variable Annuities

Lincoln Investor Advantage® Variable Annuity
Lincoln Investor Advantage® Fee-Based Variable Annuity
Lincoln Investor Advantage® Advisory Variable Annuity

Supplement dated September 28, 2018 to the prospectus dated May 1, 2018

This supplement outlines a change to the investment options under your individual annuity contract. All other provisions outlined in your prospectus remain unchanged.

LVIP BlackRock Multi-Asset Income Fund.  The Lincoln Variable Insurance Products Trust has informed us that they have approved a plan of liquidation for the LVIP BlackRock Multi-Asset Income Fund. The plan is subject to shareholder vote, which will take place on October 17, 2018. If shareholders vote to approve the liquidation, the fund will be liquidated on or about November 16, 2018, and will no longer be available as an investment option under your contract. Consequently, you must transfer all money out of the LVIP BlackRock Multi-Asset Income Fund Subaccount and into another Subaccount within your contract prior to the close of business November 15, 2018.
If you do not make this transfer prior to the liquidation, your money will be automatically transferred to the LVIP Government Money Market Fund Subaccount on November 15, 2018. Once this transfer occurs, any future allocations of purchase payments and/or contract value that you previously designated to the LVIP BlackRock Multi-Asset Income Fund Subaccount will be allocated to the LVIP Government Money Market Fund Subaccount. This investment will become your allocation instructions until you tell us otherwise. For complete details regarding this fund liquidation, please refer to the fund's prospectus, as supplemented.

Please retain this supplement for future reference.